UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Capital Appreciation Market Opportunities ETF (TPUT)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Capital Appreciation Market Opportunities ETF (the "fund") for the period of June 10, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Market Opportunities ETF	$1	0.25%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$23,842
  Number of Portfolio Holdings26
  Portfolio Turnover Rate0.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Short-Term and Other	100.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Government Reserve Fund	89.1%
U.S. Treasury Bills	11.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Market Opportunities ETF (TPUT)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF1310-053 08/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2026

T. ROWE PRICE
TPUT	Capital Appreciation Market Opportunities ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

Unaudited
 FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

6/10/26(1) Through
6/30/26
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2)(3)	0.04
Net realized and unrealized gain/loss	0.01
Total from investment activities	0.05
Distributions
Net realized gain	0.05
NET ASSET VALUE
End of period	$ 25.10
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	0.62%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.25%(5)
Net expenses after waivers/payments by Price Associates	0.25%(5)
Net investment income	3.22%(5)
Portfolio turnover rate(6)	0.9%
Net assets, end of period (in thousands)	$ 23,842

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.

(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

June 30, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 100.4%
Money Market Funds 89.1%
T. Rowe Price Government Reserve Fund, 3.69% (1)(2)	21,240,984	21,241
U.S. Treasury Obligations 11.3%
U.S. Treasury Bills, 3.61%, 7/7/26 (3)	2,507,000	2,505
U.S. Treasury Bills, 3.57%, 7/21/26 (3)	201,000	201
		2,706
Total Short-Term Investments (Cost $23,947)		23,947
Total Investments in Securities 100.4% of Net Assets (Cost $23,947)		$23,947

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Seven-day yield
(2)
The underlying fund is an affiliated company. Additional information about the underlying fund including the financial statements and portfolio holdings is available by calling 1-877-495-1138 and at www.troweprice.com.

(3)	At June 30, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF	Exchange-Traded Fund

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.4)%
Exchange-Traded Options Written (0.4)%

Description	Contracts	Notional Amount	$ Value
State Street SPDR S&P 500 ETF, Put, 7/17/26 @ $625.00	5,300	3,958	(1)
State Street SPDR S&P 500 ETF, Put, 7/17/26 @ $666.00	300	224	—
State Street SPDR S&P 500 ETF, Put, 7/17/26 @ $676.00	300	224	—
State Street SPDR S&P 500 ETF, Put, 7/31/26 @ $610.00	5,500	4,107	(2)
State Street SPDR S&P 500 ETF, Put, 7/31/26 @ $660.00	300	224	—
State Street SPDR S&P 500 ETF, Put, 8/21/26 @ $650.00	300	224	—
State Street SPDR S&P 500 ETF, Put, 8/21/26 @ $657.00	300	224	—
State Street SPDR S&P 500 ETF, Put, 8/31/26 @ $605.00	5,500	4,107	(7)
State Street SPDR S&P 500 ETF, Put, 8/31/26 @ $642.00	300	224	(1)
State Street SPDR S&P 500 ETF, Put, 9/18/26 @ $629.00	300	224	(1)
State Street SPDR S&P 500 ETF, Put, 9/18/26 @ $639.00	300	224	(1)
State Street SPDR S&P 500 ETF, Put, 9/30/26 @ $624.00	300	224	(1)
State Street SPDR S&P 500 ETF, Put, 10/16/26 @ $595.00	5,600	4,182	(16)
State Street SPDR S&P 500 ETF, Put, 10/16/26 @ $610.00	300	224	(1)
State Street SPDR S&P 500 ETF, Put, 10/16/26 @ $620.00	300	224	(1)
State Street SPDR S&P 500 ETF, Put,10/30/26 @ $590.00	5,600	4,182	(18)

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

(Amounts in 000s, except for contracts)
Description	Contracts	Notional Amount	$ Value
State Street SPDR S&P 500 ETF, Put, 10/30/26 @ $605.00	400	299	(1)
State Street SPDR S&P 500 ETF, Put, 11/20/26 @ $590.00	400	298	(2)
State Street SPDR S&P 500 ETF, Put, 11/20/26 @ $600.00	400	299	(2)
State Street SPDR S&P 500 ETF, Put, 11/30/26 @ $585.00	6,100	4,555	(25)
State Street SPDR S&P 500 ETF, Put, 12/18/26 @ $590.00	400	299	(2)
State Street SPDR S&P 500 ETF, Put, 12/18/26 @ $600.00	400	299	(2)
State Street SPDR S&P 500 ETF, Put, 12/31/26 @ $585.00	400	299	(2)
Total Options Written (Premiums $(177))			(86)

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$37
Totals	$— #	$—	$37+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 6/30/26
T. Rowe Price Government Reserve Fund	$—	¤	¤	$21,241
	Total			$21,241^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $37 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $21,241.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

June 30, 2026 Unaudited
 STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)

Assets
Investments in securities, at value (cost $23,947)	$23,947
Dividends receivable	37
Total assets	23,984
Liabilities
Options written (premiums $177)	86
Investment management and administrative fees payable	3
Other liabilities	53
Total liabilities	142
NET ASSETS	$23,842
Net Assets Consists of:
Total distributable earnings (loss)	$77
Paid-in capital applicable to 950,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	23,765
NET ASSETS	$23,842
NET ASSET VALUE PER SHARE	$25.10
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

Unaudited
 STATEMENT OF OPERATIONS

($000s)

6/10/26 Through
6/30/26
Investment Income (Loss)
Income
Dividend	$37
Interest	4
Total income	41
Investment management and administrative expense	3
Net investment income	38
Realized and Unrealized Gain / Loss
Change in net unrealized gain / loss
Options written	91
Change in unrealized gain / loss	91
Net realized and unrealized gain / loss	91
INCREASE IN NET ASSETS FROM OPERATIONS	$129
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

Unaudited
 STATEMENT OF CHANGES IN NET ASSETS

($000s)

6/10/26 Through
6/30/26
Increase (Decrease) in Net Assets
Operations
Net investment income	$38
Change in net unrealized gain / loss	91
Increase in net assets from operations	129
Distributions to shareholders
Net earnings	(52)
Capital share transactions*
Shares sold	23,765
Increase in net assets from capital share transactions	23,765
Net Assets
Increase during period	23,842
Beginning of period	-
End of period	$23,842
*Share information (000s)
Shares sold	950
Increase in shares outstanding	950
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

Unaudited
 NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital Appreciation Market Opportunities ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on June 10, 2026. The fund seeks current income while maintaining the potential for capital appreciation.
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes.Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 – VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Short-Term Investments	$21,241	$2,706	$—	$23,947
Total	$21,241	$2,706	$—	$23,947
Liabilities
Options Written	$—	$86	$—	$86
NOTE 3 – DERIVATIVE INSTRUMENTS
During the period ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value
Liabilities
Equity derivatives	Options Written	$86
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
(000s) Location of Gain (Loss) on Statement of Operations
	Options Written	Total
Change in Unrealized Gain (Loss)
Equity derivatives	$91	$91
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, or equity securities. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, securities valued at $2,646,000 has been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Options
The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the period ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was approximately 124% of net assets.
NOTE 4 – OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $21,441,000 and $200,000, respectively, for the period ended June 30, 2026.
NOTE 5 – FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $23,770,000. Net unrealized gain aggregated $91,000 at period-end, of which $91,000 related to appreciated investments and $0 related to depreciated investments.
NOTE 6 – RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.25% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 800,000 shares of the fund, representing 84% of the fund’s net assets.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 – SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 – OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
At a meeting held on February 5, 2026 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the initial investment subadvisory agreement (Subadvisory Contract) that the Adviser entered into with T. Rowe Price Investment Management, Inc. (Subadviser) on behalf of the fund. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser, and the approval of the Advisory Contract and Subadvisory Contract.  The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below.  The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel that

T. ROWE PRICE CAPITAL APPRECIATION MARKET OPPORTUNITIES ETF

will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser and Subadviser.
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract and Subadvisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract and Subadvisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1310-051 08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026